Earnings (Loss) Per Common Share (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Weighted average common shares outstanding	2,861,607	1,502,773	2,861,376	1,497,567	1,515,103	1,494,112
Effect of dilutive securities	0	0	0	0	0	18,066
Weighted average dilutive common shares outstanding	2,861,607	1,502,773	2,861,376	1,497,567	1,515,103	1,512,178
Continuing operations (basic and fully diluted for each period)	$ (0.51)	$ (0.15)	$ (0.61)	$ (0.05)	$ (.30)	$ .49
Discontinued operations (basic for 2020 and 2019)	0.01	(0.06)	(0.20)	(0.20)	(.16)	(.06)
Consolidated operations (basic for 2020; basic and fully diluted for 2019	$ (0.50)	$ (0.21)	$ (0.81)	$ (0.25)	$ (.46)	$ .43